SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Net operating losses	$ 5,523,037	$ 4,307,162
Assets impairment reserve	611,486	533,856
Others	(236,938)	(151,900)
Valuation allowance	(3,354,763)	(2,815,978)
Deferred tax assets, net	$ 2,542,822	$ 1,873,140